ACCRUED WARRANTY COSTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
ACCRUED WARRANTY COSTS
Beginning balance	$ 76,677	$ 45,146	$ 37,732
Warranty provision	27,944	68,411	45,053
Warranty costs incurred	(21,011)	(31,943)	(35,432)
Foreign exchange effect	(8,091)	(4,937)	(2,207)
Ending balance	$ 75,519	$ 76,677	$ 45,146